UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

Form 13F


FORM 13F COVER PAGE

Report for the Quarter Ended:  Decmeber 31, 2008

Check here if Amendment [ ]; Amendment Number: ____
  This Amendment (Check only one.):	[ ] is a restatement.
					[ ] adds new holdings entries.


Investment Manager Filing this Report:

Name:		Wedgewood Investors, Inc.
Address:	100 State Street, Suite 506
		Erie, PA 16507-1457

Form 13F File Number: 28-05937

The instiutional investment manager filing this report and the person by who it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing This Report:

Name:		Dennis R. Marin
Title:		President
Phone:		814-456-3651

Signature, Place and Date of Signing:

	Dennis R. Marin, Erie, PA, February 13, 2009


Comments:






Reports Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)






FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	47

Form 13F Information Table Value Total:	$28,955

List of Other Included Managers:    NONE



                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579Y101      372     6466 SH       SOLE                     4666              1800
Altria Group Inc               COM              02209S103      402    26684 SH       SOLE                    21484              5200
American Express Co.           COM              025816109      250    13485 SH       SOLE                    11635              1850
BP-Amoco                       COM              055622104      213     4558 SH       SOLE                     1558              3000
Bank Of America Corp           COM              060505104      166    11791 SH       SOLE                    11073               718
Chattem Inc.                   COM              162456107      215     3000 SH       SOLE                     2300               700
Church & Dwight Co Inc         COM              171340102      230     4100 SH       SOLE                     3500               600
Citigroup Inc                  COM              172967101       93    13807 SH       SOLE                     9670              4137
Erie Indemnity Co              COM              29530P102     2075    55144 SH       SOLE                     4646             50498
Exxon Mobil Corp               COM              30231G102      595     7457 SH       SOLE                     1607              5850
General Electric Co            COM              369604103      278    17156 SH       SOLE                    10756              6400
JC Data Solutions Inc.         COM              47214a100        0    15000 SH       SOLE                    15000
Kraft Foods Inc Cl A           COM              50075N104      507    18870 SH       SOLE                    15112              3758
L-3 Communications Holdings    COM              502424104      424     5750 SH       SOLE                     4650              1100
Lorillard Inc.                 COM              544147101      287     5100 SH       SOLE                     4000              1100
MBIA Inc.                      COM              55262c100       47    11500 SH       SOLE                    11500
Philip Morris International In COM              718172109     1255    28844 SH       SOLE                    23644              5200
Procter & Gamble Co            COM              742718109      392     6340 SH       SOLE                     5940               400
Stericycle                     COM              858912108      260     4990 SH       SOLE                     3340              1650
Union Pacific Corp.            COM              907818108      239     5000 SH       SOLE                                       5000
CGM Focus Fd                   MF               125325506     1069    39606 SH       SOLE                    38886               720
DJ Wilshire 500 Index          MF               971897855      133    17401 SH       SOLE                    17401
Dodge & Cox Stock Fund         MF               256219106      957    12867 SH       SOLE                    12663               203
ProShares Ultra Dow 30         MF               74347R305     1039    32530 SH       SOLE                    30230              2300
ProShares Ultra S&P500         MF               74347r107     1398    53205 SH       SOLE                    48905              4300
Schwab Instl Select S&P 500    MF               808509798     2436   342656 SH       SOLE                   342656
Vanguard Index 500 Portfolio   MF               922908108     1518    18271 SH       SOLE                    17360               911
Vanguard Morgan Growth         MF               921928107      354    31289 SH       SOLE                    20941             10348
Vanguard TTL Stock Mkt ETF     MF               922908769      387     8654 SH       SOLE                     6204              2450
iShares Russell 1000 Grwth ETF MF               464287614      230     6197 SH       SOLE                     6197
iShares S&P 500 ETF            MF               464287200      420     4647 SH       SOLE                     3447              1200
Buffalo Science & Technology F MF               119530103      943   112927 SH       SOLE                   110932              1995
Calamos Growth Fd              MF               128119302      260     8918 SH       SOLE                     8860                58
Janus MC Value Fd              MF               471023598     1279    83717 SH       SOLE                    83249               468
Meridian Growth Fund           MF               589619105      250     9983 SH       SOLE                     9983
ProShares Ultra MC400          MF               74347r404      633    25380 SH       SOLE                    23580              1800
Rainier Small/Mid Growth Fd    MF               750869208      564    27986 SH       SOLE                    27986
iShares Russell MC Growth ETF  MF               464287481     1090    34842 SH       SOLE                    32386              2456
iShares Russell MC Value ETF   MF               464287473     1061    37305 SH       SOLE                    36414               891
Heartland Value Plus Fd        MF               422352500      258    13809 SH       SOLE                    13420               389
Royce Premier SC Fd            MF               780905600      295    24081 SH       SOLE                    24081
UMB Scout SC Fd                MF               904199700      813    77093 SH       SOLE                    76141               952
iShares Russell 2000 Growth ET MF               464287648      316     6204 SH       SOLE                     6026               178
iShares Russell 2000 Value ETF MF               464287630      447     9086 SH       SOLE                     8880               206
Artio In'tl Equity Fd          MF               481370104      347    14423 SH       SOLE                    14423
Thornburg In'tl Value I        MF               885215566      373    19213 SH       SOLE                    19015               198
UMB Scout Int'l Fd             MF               904199403     1787    82017 SH       SOLE                    80366              1651